EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Equipment [Line Items]
Depreciation	$ 15,969	$ 21,234	$ 50,190	$ 69,606	$ 89,026	$ 79,868